Regulatory Matters	12 Months Ended
Dec. 31, 2011
Regulatory Matters [Abstract]
Regulatory Matters
(4)	Regulatory Matters

Effective June 17, 2010, the Company and BOHR entered into a written agreement (herein called the "Written Agreement") with the FRB and the Bureau of Financial Institutions of the Virginia State Corporation Commission ("Bureau of Financial Institutions"). The Company's other banking subsidiary, Shore, is not a party to the Written Agreement.

Written Agreement

Under the terms of the Written Agreement, BOHR agreed to develop and submit for approval, within the time periods specified, plans to (a) strengthen board oversight of management and BOHR's operations, (b) strengthen credit risk management policies, (c) improve BOHR's position with respect to loans, relationships, or other assets in excess of $2.5 million which are now, or may in the future become, past due more than 90 days, are on BOHR's problem loan list, or adversely classified in any report of examination of BOHR, (d) review and revise, as appropriate, current policy and maintain sound processes for determining, documenting, and recording an adequate allowance for loan losses, (e) improve management of BOHR's liquidity position and funds management policies, (f) provide contingency planning that accounts for adverse scenarios and identifies and quantifies available sources of liquidity for each scenario, (g) reduce BOHR's reliance on brokered deposits, and (h) improve BOHR's earnings and overall condition.

In addition, BOHR agreed that it will (a) not extend, renew, or restructure any credit that has been criticized by the FRB or the Bureau of Financial Institutions absent prior board of directors approval in accordance with the restrictions in the Written Agreement, (b) eliminate all assets or portions of assets classified as "loss," and therefore, charge off all assets classified as "loss" in a federal or state report of examination, unless otherwise approved by the FRB, (c) comply with legal and regulatory limitations on indemnification payments and severance payments, and (d) appoint a committee to monitor compliance with the terms of the Written Agreement.

In addition, the Company agreed that it will (a) not make any other form of payment representing a reduction in BOHR's capital or make any distributions of interest, principal, or other sums on subordinated debentures or trust preferred securities absent prior regulatory approval, (b) take all necessary steps to correct certain technical violations of law and regulation cited by the FRB, (c) refrain from guaranteeing any debt without the prior written approval of the FRB and the Bureau of Financial Institutions, and (d) refrain from purchasing or redeeming any shares of its stock without the prior written consent of the FRB or the Bureau of Financial Institutions.

Under the terms of the Written Agreement, both the Company and BOHR agreed to submit for approval capital plans to maintain sufficient capital at the Company, on a consolidated basis, and to refrain from declaring or paying dividends absent prior regulatory approval.

To date, the Company and BOHR have complied with the actions required by the FRB and the Bureau of Financial Institutions under the terms of the Written Agreement. The Risk Committee has been appointed to oversee the Company's compliance with the terms of the Written Agreement and has met quarterly to review compliance. Written plans have been submitted for strengthening board oversight, strengthening credit risk management practices, improving liquidity, reducing the reliance on brokered deposits, improving capital, and curing the technical violations of law and regulations. The Company has also submitted its written policies and procedures for maintaining an adequate allowance for loan losses and its plans for all foreclosed real estate and nonaccrual and delinquent loans in excess of $2.5 million. Additionally, the Company instituted the required review process for all classified loans. The Company charged off the assets identified as loss from the previous examination. Moreover, the Company raised $295.0 million in the closing of the Private Placement, Rights Offering, and Backstop (for an infusion of $270.0 million of capital net of $25.0 million in issuance costs). As of December 31, 2011, the Company exceeded the regulatory capital minimums, Shore was considered "well capitalized," and BOHR was "adequately capitalized" under the risk-based standards. As a result, management believes the Company and BOHR are in full compliance with the terms of the Written Agreement.

On February 13, 2012, the Company announced that it intends to offer shares of its Common Stock in a public offering that we expect will raise between $54.0 million and $86.0 million in gross proceeds and anticipate will settle during the second quarter of 2012. Depending on the timing and/or the consummation of this capital raise, continued losses may result in either the Company or BOHR falling below the minimum required capital levels during 2012. If this occurs, our regulators would be required to take certain actions to resolve these capital deficiencies. These actions may include increased supervisory monitoring, restrictions on asset growth, requirements to sell certain assets or businesses, or requiring our multi-bank holding company investor to contribute additional capital into BOHR.